Investments Accounted for Using Equity Method (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Significant Investments In Associates And Joint Ventures [Abstract]
Summary of Investments Accounted for Using Equity Method
	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Investments in associates	$2,383	$2,326
Investments in joint ventures	3	—
	$2,386	$2,326

Investments in Associates

Investments in associates were as follows:

	Carrying Amount
	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Listed
Senao Networks, Inc. (“SNI”)	$680	$704

Non-listed
ST-2 Satellite Ventures Pte. Ltd. (“STS”)	467	472
International Integrated System, Inc. (“IISI”)	307	292
Viettel-CHT Co., Ltd. (“Viettel-CHT”)	275	256
Skysoft Co., Ltd. (“SKYSOFT”)	145	140
Taiwan International Standard Electronics Co., Ltd. (“TISE”)	142	132
KingwayTek Technology Co., Ltd. (“KWT”)	84	90
So-net Entertainment Taiwan Limited (“So-net”)	111	104
Taiwan International Ports Logistics Corporation (“TIPL”)	57	50
Click Force Co., Ltd. (“CF”)	37	38
Dian Zuan Integrating Marketing Co., Ltd. (“DZIM”)	22	12
HopeTech Technologies Limited (“HopeTech”)	24	23
Alliance Digital Tech Co., Ltd. (“ADT”)	32	13
MeWorks LIMITED (HK) (“MeWorks”)	—	—
	$2,383	$2,326

The percentages of ownership and voting rights in associates held by the Company as of balance sheet dates were as follows:

	% of Ownership and Voting Rights
	December 31
	2016	2017
Senao Networks, Inc. (“SNI”)	34	34
ST-2 Satellite Ventures Pte., Ltd. (“STS”)	38	38
International Integrated System, Inc. (“IISI”)	32	32
Viettel-CHT Co., Ltd. (“Viettel-CHT”)	30	30
Skysoft Co., Ltd. (“SKYSOFT”)	30	30
Taiwan International Standard Electronics Co., Ltd. (“TISE”)	40	40
KingwayTek Technology Co., Ltd. (“KWT”)	26	26
So-net Entertainment Taiwan Limited (“So-net”)	30	30
Taiwan International Ports Logistics Corporation (“TIPL”)	27	27
Click Force Co., Ltd. (“CF”)	49	49
Dian Zuan Integrating Marketing Co., Ltd. (“DZIM”)	26	22
HopeTech Technologies Limited (“HopeTech”)	45	45
Alliance Digital Tech Co., Ltd. (“ADT”)	14	14
MeWorks LIMITED (HK) (“MeWorks”)	20	20

Summarized financial information of associates that are not individually material was as follows:

	Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
		(In Millions)
The Company’s share of profit	$926	$557	$420
The Company’s share of other comprehensive loss	(19)	(47)	(4)
The Company’s share of total comprehensive income	$907	$510	$416

The Level 1 fair values based on the closing market prices of SNI as of the balance sheet dates were as follows:

	December 31
	2016	2017
	NT$	NT$
	(In Millions)
SNI	$2,537	$2,130

Investments in Joint Ventures

Investments in joint ventures were as follows:

			% of Ownership and
	Carrying Amount		Voting Rights
	December 31		December 31
	2016	2017	2016	2017
	NT$	NT$
	(In Millions)
Non-listed
Chunghwa Benefit One Co., Ltd. (“CBO”)	$3	$—	50	—
Huada Digital Corporation (“HDD”)	—	—	50	—
	$3	$—

Summarized financial information of joint ventures that were not material to the Company was as follows:

	Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
		(In Millions)
The Company’s share of loss	$(29)	$(42)	$(1)
The Company’s share of other comprehensive income	—	—	—
The Company’s share of total comprehensive loss	$(29)	$(42)	$(1)